Organization, Consolidation and Presentation of Financial Statements (Details) (USD $)	12 Months Ended			12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012 casino	Dec. 31, 2012 Nevada [Member] casino	Feb. 29, 2012 Nevada [Member] casino	Dec. 31, 2012 Colorado [Member] casino	Dec. 31, 2012 Missouri [Member] casino	Dec. 31, 2012 Iowa [Member] casino	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]
Organization, Consolidation and Presentation of Financial Statements [Line Items]
Preferred stock, par value (usd per share)							$ 0.001	$ 0.001
Ownership percentage when rights become exercisable								15.00%
Assets sold to entitle holders to receive common shares of acquiring company percent (shares)							50.00%
Number of shares available per right (shares)							0.001	0.001
Number of casinos	12	6		3	2	1
Number of casinos sold			2
Exercise price of rights							45,000,000	45,000,000